Investment Objectives and Goals - Langar Global HealthTech ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Langar Global HealthTech ETF (the “Fund”) seeks long-term growth of capital.